Schedule of Derivative (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivatives, Fair Value [Line Items]
Amount	$ 400,100	$ 150,900	$ 151,500
Fair Value	1,929	1,569	1,722
Fitch, BBB+ Rating [Member]
Derivatives, Fair Value [Line Items]
Amount	400,100	150,900	145,300
Fair Value	$ 1,929	$ 1,569	$ 2,364
Weighted Average Years to Maturity	7 years	7 years	8 years
Fitch, BBB- Rating [Member]
Derivatives, Fair Value [Line Items]
Amount			$ 6,200
Fair Value			$ (642)
Weighted Average Years to Maturity			11 years